First Trust RBA American Industrial Renaissance ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Richard Bernstein Advisors American Industrial Renaissance® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		28.90%		24.90%					20.64%		15.58%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.42%		13.66%					13.02%		11.50%
Russell 2500(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.91%		7.26%					10.40%		8.78%
First Trust RBA American Industrial Renaissance ETF
Prospectus [Line Items]
Average Annual Return, Percent		27.92%		23.97%					19.76%		14.71%
Performance Inception Date	Mar. 10, 2014
First Trust RBA American Industrial Renaissance ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.80%		23.88%					19.67%		14.60%
First Trust RBA American Industrial Renaissance ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.52%		19.76%					17.06%		12.58%